UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2474
                                  ----------------------------------------------

                           Midas Dollar Reserves, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  11 Hanover Square, 12th Floor, New York, NY                   10005
--------------------------------------------------------------------------------
   (Address of principal executive offices)                   (Zip code)

                          Thomas B. Winmill, President
                           Midas Dollar Reserves, Inc.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-480-6432
                                                   ----------------

Date of fiscal year end:    12/31
                        ------------

Date of reporting period:      09/30/04
                         ---------------------

Item 1. Schedule of Investments

September 30, 2004 (Unaudited)

                                                                         Shares            Value
                                                                       -----------    --------------
U.S. Government Agencies - 100.10%
Federal Home Loan Bank, 10/20/2004                                       925,000        $ 924,285
Federal Home Loan Bank, 10/6/2004                                        850,000          849,854
Federal Home Loan Bank, 11/17/2004                                     1,100,000        1,097,774
Federal Home Loan Bank, 11/26/2004                                       550,000          548,604
Federal Home Loan Bank, 12/6/2004                                        800,000          797,358
Federal Home Loan Bank, 2/16/2005                                        900,000          893,799
Federal National Mortgage Association, 10/27/2004                        860,000          859,044
Federal National Mortgage Association, 11/12/2004                        915,000          913,208
Federal National Mortgage Association, 11/3/2004                         900,000          898,714
Federal National Mortgage Association, 11/5/2004                         600,000          599,070
Federal National Mortgage Association, 12/15/2004                      1,015,000        1,011,232
Federal National Mortgage Association, 12/8/2004                         950,000          946,962
Federal National Mortgage Corp. 10/15/2004                             1,150,000        1,149,342
Freddie Mac, 1/11/2005                                                 1,000,000          994,787
Freddie Mac, 10/12/2004                                                1,250,000        1,249,459
Freddie Mac, 10/5/2004                                                 1,125,000        1,124,832
Freddie Mac, 12/14/2004                                                  975,000          971,593
Freddie Mac, 12/2/2004                                                   500,000          498,398
                                                                                     -------------

TOTAL U.S. GOVERNMENT AGENCIES (Cost $16,328,315)                                      16,328,315
                                                                                     -------------

TOTAL INVESTMENTS (Cost $16,328,315) - 100.10%                                       $ 16,328,315
                                                                                     -------------

Liabilities in excess of cash and other assets - (0.10)%                                  (15,662)
                                                                                     -------------

TOTAL NET ASSETS - 100.00%                                                           $ 16,312,653
                                                                                    ==============
Tax Related
Unrealized appreciation                                                                      $ -
Unrealized depreciation                                                                        -
                                                                                    --------------
Net unrealized appreciation                                                                  $ -
                                                                                    ==============

Aggregate cost of securities for income tax purpos                                   $ 16,328,315
                                                                                    ==============

Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MIDAS DOLLAR RESERVES, INC.

By: /s/ Thomas B. Winmill
    -----------------------------
    Thomas B. Winmill, President

Date: November 29, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
    -----------------------------
    Thomas B. Winmill, President

Date: November 29, 2004

By: /s/ William G. Vohrer
    -----------------------------
    William G. Vohrer, Treasurer

Date: November 29, 2004

                                 EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)